AMG Managers Brandywine Advisors Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2019

Shares		Cost	Value	Shares		Cost	Value
Common Stocks - 99.0%				Financials
Communication Services					Property & Casualty Insurance - 2.4%
	Interactive Home Entertainment - 2.1%			84,600	Fidelity National Financial, Inc.	$3,493,497	$3,836,610
30,462	Electronic Arts, Inc. *	$3,037,781	$3,274,970		This sector is 9.8% above your Fund's cost.
	This sector is 7.8% above your Fund's cost.			Health Care
Consumer Discretionary					Biotechnology - 3.1%
	Apparel Retail - 2.4%			53,259	Exact Sciences Corp. *	4,465,100	4,925,392
83,873	Boot Barn Holdings, Inc. *,1	3,063,395	3,734,865		Health Care Services - 3.1%
	Apparel, Accessories & Luxury Goods - 2.2%			9,291	LHC Group, Inc. *,1	1,007,085	1,279,928
33,911	VF Corp.	2,601,667	3,379,570	275,000	R1 RCM, Inc. *	3,372,671	3,569,500
	Automotive Retail - 1.9%				Health Care Equipment - 5.7%
6,883	O'Reilly Automotive, Inc. *	2,518,550	3,016,543	20,871	NuVasive, Inc. *	1,291,318	1,614,163
	Footwear - 6.0%			75,730	Tandem Diabetes Care, Inc. *,1	3,898,028	4,514,266
114,550	Crocs, Inc. *	3,016,959	4,798,499	19,175	Zimmer Biomet Holdings, Inc.	2,554,824	2,870,114
27,500	Deckers Outdoor Corp. *	2,676,979	4,643,650		Health Care Supplies - 0.5%
	Home Furnishings - 1.8%			10,000	Quidel Corp. *	735,355	750,300
32,695	Tempur Sealy International, Inc. *	2,804,436	2,846,427		Health Care Technology - 1.8%
	Homebuilding - 1.8%			81,549	Health Catalyst, Inc. *,1	2,756,064	2,829,750
132,603	Taylor Morrison Home Corp. *	3,406,039	2,898,702		Life Sciences Tools & Services - 4.9%
	Leisure Products - 2.5%			20,854	IQVIA Holdings, Inc. *	3,100,460	3,222,152
111,000	YETI Holdings, Inc. *,1	3,545,307	3,860,580	39,400	PRA Health Sciences, Inc. *	2,597,647	4,379,310
	Restaurants - 2.5%			Total Health Care		25,778,552	29,954,875
13,410	Domino's Pizza, Inc. [1]	3,503,376	3,939,590
					This sector is 16.2% above your Fund's cost.
Total Consumer Discretionary		27,136,708	33,118,426	Industrials
	This sector is 22.0% above your Fund's cost.				Aerospace & Defense - 1.7%
Consumer Staples				23,293	HEICO Corp.	2,853,032	2,658,896
	Household Products - 1.6%				Construction & Engineering - 1.6%
37,000	Church & Dwight Co., Inc.	2,420,899	2,602,580	38,349	MasTec, Inc. *,1	2,533,978	2,460,472
	Packaged Foods & Meats - 6.8%				Industrial Machinery - 0.4%
87,811	Hostess Brands, Inc. *	1,263,773	1,276,772	30,917	Harsco Corp. *	600,383	711,400
62,200	Kellogg Co. [1]	3,517,330	4,301,752		Trading Companies & Distributors - 1.1%
65,249	The Simply Good Foods Co. *	1,835,774	1,862,206	60,057	BMC Stock Holdings, Inc. *	1,767,053	1,723,035
36,141	Tyson Foods, Inc., Class A	2,939,601	3,290,277	Total Industrials		7,754,446	7,553,803
	Personal Products - 0.5%				This sector is 2.6% below your Fund's cost.
3,517	The Estee Lauder Cos., Inc., Class A	469,906	726,401	Information Technology
Total Consumer Staples		12,447,283	14,059,988		Application Software - 6.3%
	This sector is 13.0% above your Fund's cost.			49,978	Ceridian HCM Holding, Inc. *,1	1,574,659	3,392,507
Energy				76,500	Smartsheet, Inc., Class A *	2,168,752	3,436,380
	Oil & Gas Storage & Transportation - 5.4%			11,677	The Trade Desk, Inc., Class A *,1	3,009,970	3,033,451
387,642	DHT Holdings, Inc. (Bermuda)	2,731,440	3,209,676		Communications Equipment - 2.6%
133,020	Scorpio Tankers, Inc. (Monaco) [1]	3,656,349	5,233,007	51,878	Lumentum Holdings, Inc. *,1	2,612,293	4,113,925
Total Energy		6,387,789	8,442,683		Data Processing & Outsourced Services - 8.0%
				33,485	Fiserv, Inc. *	3,323,142	3,871,870
	This sector is 32.2% above your Fund's cost.

AMG Managers Brandywine Advisors Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)

				Principal
Shares		Cost	Value	Amount		Cost	Value

Information Technology (continued)					Citadel Securities LLC, dated 12/31/19,
	Data Processing & Outsourced Services - 8.0%				due 01/02/20, 1.600% total to be
	(continued)				received $310,603 (collateralized by
					various U.S. Treasuries, 0.000% -
28,555	Global Payments, Inc.	$2,106,166	$5,213,001		8.500%, 01/15/20 - 11/15/48, totaling
250,000	Verra Mobility Corp. *,1	3,434,570	3,497,500	$310,575	$316,815)	$310,575	$310,575
	Electronic Equipment & Instruments - 2.2%				Citigroup Global Markets, Inc., dated
34,792	Keysight Technologies, Inc. *	2,136,569	3,570,703		12/31/19, due 01/02/20, 1.570% total to be
					received $1,476,676 (collateralized by
	IT Consulting & Other Services - 3.9%				various U.S. Government Agency
61,685	Booz Allen Hamilton Holding Corp.	2,715,809	4,387,654		Obligations and U.S. Treasuries, 0.000%
					- 9.000%, 02/13/20 - 09/20/69, totaling
56,134	KBR, Inc.	1,431,634	1,712,087	1,476,547	$1,506,078)	1,476,547	1,476,547
	Semiconductors - 10.0%				Morgan, Stanley & Co. LLC, dated
98,396	Advanced Micro Devices, Inc. *,1	2,671,411	4,512,441		12/31/19, due 01/02/20, 1.570% total to be
48,912	Diodes, Inc. *	2,073,606	2,757,169		received $1,476,676 (collateralized by
					various U.S. Government Agency
80,656	Impinj, Inc. *,1	2,636,509	2,085,764
					Obligations, 2.000% - 6.500%, 07/01/27 -
54,558	Maxim Integrated Products, Inc.	3,138,352	3,355,863	1,476,547	01/01/50, totaling $1,506,078)	1,476,547	1,476,547
	Silicon Motion Technology Corp.				MUFG Securities America, Inc., dated
59,363	(Taiwan)[1]	2,849,780	3,010,298		12/31/19, due 01/02/20, 1.570% total to be
					received $1,476,676 (collateralized by
Total Information Technology		37,883,222	51,950,613		various U.S. Government Agency
	This sector is 37.1% above your Fund's cost.				Obligations, 2.000% - 4.500%, 05/01/25 -
Materials				1,476,547	11/01/49, totaling $1,506,078)	1,476,547	1,476,547
	Metal & Glass Containers - 0.3%				Total Joint Repurchase Agreements	6,216,763	6,216,763
7,630	Ball Corp.	495,908	493,432	Shares
	This sector is 0.5% below your Fund's cost.			Other Investment Companies - 1.0%
					Dreyfus Government Cash Management
Real Estate				528,440	Fund, Institutional Shares, 1.51% [3]	528,440	528,440
	Residential REITs - 1.9%
					Dreyfus Institutional Preferred
100,500	Invitation Homes, Inc.	2,796,262	3,011,985		Government Money Market Fund,
	This sector is 7.7% above your Fund's cost.			528,440	Institutional Shares, 1.55% [3]	528,440	528,440
Total Common Stocks		127,211,448	155,697,385		JPMorgan U.S. Government Money Market
				544,454	Fund, IM Shares, 1.53% [3]	544,454	544,454
Principal
Amount					Total Other Investment Companies	1,601,334	1,601,334
Short-Term Investments - 5.0%
				Total Short-Term Investments		7,818,097	7,818,097
Joint Repurchase Agreements - 4.0%[2]
				Total Investments - 104.0%		135,029,545	163,515,482
	Bank of America Securities, Inc., dated
	12/31/19, due 01/02/20, 1.570% total to be			Other Assets, less Liabilities - (4.0%)			(6,355,957)
	received $1,476,676 (collateralized by			Total Net Assets - 100.0%			$157,159,525
	various U.S. Government Agency
	Obligations, 3.000% - 4.523%, 04/01/24 -
$1,476,547	09/01/49, totaling $1,506,078)	1,476,547	1,476,547

* Non-income producing security.	[3] Yield shown represents the December 31, 2019, seven day average yield, which refers
[1] Some of these securities, amounting to $43,924,713 or 27.9% of net assets, were out on	to the sum of the previous seven days' dividends paid, expressed as an annual
loan to various borrowers and are collateralized by cash and various U.S. Treasury	percentage.
Obligations. See below for more information.	REITs Real Estate Investment Trusts
[2] Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

AMG Managers Brandywine Advisors Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$155,697,385	—	—	$155,697,385
Short-Term Investments
Joint Repurchase Agreements	—	$6,216,763	—	6,216,763
Other Investment Companies	1,601,334	—	—	1,601,334
Total Investments in Securities	$157,298,719	$6,216,763	—	$163,515,482

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at December 31, 2019, were as follows:

	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received

$43,924,713	$6,216,763	$38,407,300	$44,624,063

The following table summarizes the securities received as collateral for securities lending at December 31, 2019:

Collateral	Coupon	Maturity
Type	Range	Date Range

U.S. Treasury Obligations	0.000%-8.500%	01/09/20-11/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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